Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,122,000
Previously Paid Amount	0.00
Total Fee Amount	165.61
Total Offset Amount	0.00
Net Fee	165.61
Narrative - Max Aggregate Offering Price	$ 1,122,000
Final Prospectus	true